Loans and financings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current	$ 50,883	$ 143,196
Non-current	1,711,750	1,582,370
Total borrowings	1,762,633	1,725,566	$ 1,669,259
Fair value	1,752,615	1,698,002
Current portion of long-term loans and financings	20,811
Interest on loans and financings	30,072
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Current	20,399
Non-current	1,210,730
Total borrowings	1,231,129	1,212,554
Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Current	3,040
Non-current	104,270
Total borrowings	107,310	54,385
Eurobonds USD [Member]
IfrsStatementLineItems [Line Items]
Current	20,399
Non-current	1,210,730
Total borrowings	1,231,129	1,212,554
Fair value	$ 1,247,522	1,207,918
Eurobonds USD [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest rate	6.43%
BNDES [Member]
IfrsStatementLineItems [Line Items]
Current	$ 23,072
Non-current	154,325
Total borrowings	177,397	208,947
Fair value	$ 156,565	187,796
BNDES [Member] | Brazilian System For Clearance And Custody TJLP Rate [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	2.82%
BNDES [Member] | Brazilian System For Clearance And Custody Selic Rate [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	3.10%
BNDES [Member] | TLP - IPCA [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	5.84%
Export Credit Note [Member]
IfrsStatementLineItems [Line Items]
Current	$ 2,385
Non-current	181,750
Total borrowings	184,135	237,862
Fair value	$ 184,737	237,791
Export Credit Note [Member] | Interbank Deposit Certificate Rate SOFR TERM [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	2.50%
Export Credit Note [Member] | Interbank Deposit Certificate Rate SOFR [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	2.40%
Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	$ 3,040
Non-current	104,270
Total borrowings	107,310
Fair value	$ 105,012
Debentures [Member] | Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	1.50%
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Current	$ 1,987
Non-current	60,675
Total borrowings	62,662	66,203
Fair value	$ 58,779	$ 64,497